GROUP STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital	Share Premium	Currency translation reserve	Share based payment reserve	Fair Revaluation Reserve	Other comprehensive income of associates	Accumulated surplus / (deficit)	Total
Balance at the beginning at Dec. 31, 2019	£ 294	£ 25,252	£ 178				£ (4,986)	£ 20,738
Total comprehensive loss for the period:
Loss for the period							1,442	1,442
Other comprehensive loss			265					265
Total comprehensive loss for the period			265				1,442	1,707
Transactions with equity owners:
Share capital issued	10	1,540						1,550
Share based payment charge				£ 332				332
Cancellation of share premium		(25,252)					25,252
Share based payments lapsed/expired				(257)			257
Total transactions with equity owners	10	(23,712)		75			25,509	1,882
Balance at the end at Dec. 31, 2020	304	1,540	443	75			21,965	24,327
Total comprehensive loss for the period:
Loss for the period							30,765	30,765
Other comprehensive loss			(410)		£ 414	£ 6,571		6,575
Total comprehensive loss for the period			(410)		414	6,571	30,765	37,340
Transactions with equity owners:
Common stock issued	164	150,977						151,141
Issue costs of share premium		(12,936)						(12,936)
Share based payment charge				1,938				1,938
Share options/warrants exercised				108			(108)
Total transactions with equity owners	164	138,041		1,830			108	140,143
Balance at the end at Dec. 31, 2021	468	139,581	33	1,905	414	6,571	52,838	201,810
Total comprehensive loss for the period:
Loss for the period							(185,107)	(185,107)
Other comprehensive loss			1,593		(414)	(6,571)		(5,392)
Total comprehensive loss for the period			1,593		£ (414)	£ (6,571)	(185,107)	(190,499)
Transactions with equity owners:
Common stock issued	10	4,167						4,177
Share based payment charge				4,928				4,928
Share options/warrants exercised				32				32
Total transactions with equity owners	10	4,167		4,896				9,073
Balance at the end at Dec. 31, 2022	£ 478	£ 143,748	£ 1,626	£ 6,801			£ (132,269)	£ 20,384